NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Net Income Reconciliation
The following table presents the reconciliation of net income attributable to noncontrolling interests to comprehensive income attributable to noncontrolling interests, including discontinued operations, for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Net income attributable to noncontrolling interests	$73,788	$42,590	$31,820
Foreign currency translation attributable to noncontrolling interests	(54,468)	50,397	(13,301)
Comprehensive income attributable to noncontrolling interests	$19,320	$92,987	$18,519